UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities

Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 89.5%
County/City/Special District/School District — 26.0%
Anaheim Public Financing Authority, Refunding RB, Series A, 5.00%, 5/01/39	$3,250	$3,728,010
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 9/01/37	3,055	3,055,489
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT, Series B, 3.13%, 11/01/40 (a)	9,590	9,976,381
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,830	2,214,703
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,547,380
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	160,723
City & County of San Francisco California, GO, Refunding, Series R1, 5.00%, 6/15/19	12,300	14,026,059
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,019,200
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,919,007
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,885,400
City of San Rafael High School District, GO, Election of 2015, Series A (b):
4.00%, 8/01/40	2,140	2,281,454
4.00%, 8/01/41	2,000	2,123,840
4.00%, 8/01/45	6,265	6,637,329
4.00%, 8/01/45	3,500	3,702,195
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (c)	2,800	3,107,580
County of Orange California Water District, COP, Refunding:
5.25%, 8/15/34	12,200	13,896,044
Series A, 5.00%, 8/15/32	3,030	3,464,441

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	$11,200	$13,167,840
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	3,095	3,763,396
5.50%, 3/01/41	10,550	12,574,967
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/16 (c)	18,500	18,947,145
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	1,600	1,958,864
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,148,340
El Camino Community College District, GO, CAB, Election 2002, Series C, 0.00%, 8/01/38 (d)	30,000	13,539,000
Evergreen School District, GO, 4.00%, 8/01/41 (b)	4,000	4,288,440
Folsom Cordova Unified School District School Facilities Improvement, GO:
District No. 4, Election of 2012, Series B, 5.25%, 10/01/35	3,210	3,915,590
District No. 5, Election of 2014, Series A, 5.25%, 10/01/35	4,710	5,745,305
Grossmont California Healthcare District, GO, Election of 2006, Series B (c):
6.00%, 7/15/21	2,770	3,494,494
6.13%, 7/15/21	3,045	3,861,304
Los Angeles California Community College District, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,410	6,298,160
Los Angeles California Community College District, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (c)	6,250	7,353,437
Los Angeles County California Metropolitan Transportation Authority, Refunding RB, Proposition A First Tier Senior Series, 5.00%, 7/01/21	5,000	5,721,700

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Metropolitan Water District of Southern California, GO, Refunding Series A, 5.00%, 3/01/20	$7,175	$8,368,920
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,153,648
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/18 (c)	5,000	5,595,300
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	3,155	3,789,912
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (c)	5,455	6,173,478
San Diego Unified School District, GO, Election of 2012:
Series F, 5.00%, 7/01/40	20,510	24,139,450
Series G, 5.00%, 7/01/40	5,000	5,884,800
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,385,086
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,973,750
San Mateo California Foster City School District, GO, Series A, 4.00%, 8/01/40 (b)	9,000	9,670,590
South San Francisco Unified School District, GO, Refunding Series B, 5.00%, 9/01/40	7,240	8,534,729
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,435	5,247,802

		279,440,682
Education — 6.8%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,948,075
San Francisco University, 6.13%, 10/01/30	1,250	1,533,775
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	2,125	2,659,756

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 1/01/42	$7,000	$8,365,070
John Adams Academy, 5.25%, 10/01/45	1,060	1,079,017
Vista Charter Middle School, 6.00%, 7/01/44	500	516,500
California State University, Refunding RB, Series A:
(AGM), 5.00%, 5/01/17 (c)	3,815	4,017,081
(AGM), 5.00%, 11/01/32	6,185	6,448,790
5.00%, 11/01/43	16,000	18,727,200
5.00%, 11/01/47	3,100	3,614,693
University of California, RB:
Build America Bonds, 6.30%, 5/15/50	3,790	4,523,555
Series AM, 5.25%, 5/15/37	3,500	4,193,105
Series AM, 5.25%, 5/15/44	11,495	13,510,763
Series AQ, 4.77%, 5/15/15	1,055	1,078,906

		73,216,286
Health — 15.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	3,775	4,377,792
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,360	6,113,348
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,984,060
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,478,855
Sutter Health, Series A, 5.00%, 11/15/41	10,090	11,732,551
Sutter Health, Series A, 5.00%, 8/15/52	20,000	22,388,600
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,291,200
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,612,999
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,000	2,320,760
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,865,380

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB (continued):
Cedars Sinai Medical Center, 5.00%, 11/15/31	$1,600	$1,967,744
Cedars Sinai Medical Center, 5.00%, 11/15/32	2,750	3,366,000
Cedars Sinai Medical Center, 5.00%, 11/15/33	2,100	2,556,162
Stanford Hospital, Series A-3, 5.50%, 11/15/40	12,375	14,893,808
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	14,300	16,255,382
California Statewide Communities Development Authority, Refunding RB:
Cottage Health System Obligated Group, 5.00%, 11/01/43	21,865	25,091,618
Kaiser Permanente, Series C, 5.25%, 8/01/31	2,500	2,541,475
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,592,050
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	2,500	3,193,375

		167,623,159
State — 8.2%
Hawthorne Community Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, 5.00%, 9/01/35	1,000	1,166,140
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	2,500	2,865,750
State of California, GO, Various Purposes:
Build America Bonds, 7.60%, 11/01/40	2,000	3,042,380
6.00%, 3/01/33	4,195	4,978,374
6.50%, 4/01/33	4,925	5,746,835
6.00%, 4/01/38	15,570	17,880,588

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	$11,635	$13,560,360
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,750,800
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	3,060	3,571,418
Series H, 4.00%, 12/01/33	4,985	5,443,420
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,341,624
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,823,263
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,067,430
State of California Public Works Board, Refunding LRB, Department of Correction & Rehabilitation, Series C, 5.00%, 6/01/17	11,065	11,686,189

		87,924,571
Tobacco — 4.6%
County of California Tobacco Securitization Agency, RB, Asset-Backed (e):
5.60%, 6/01/36	1,980	1,983,307
5.70%, 6/01/46	8,590	8,579,263
County of California Tobacco Securitization Agency, Refunding RB:
Asset-Backed, Merced County, Series A, 5.13%, 6/01/38	1,000	952,110
Asset-Backed, Merced County, Series A, 5.25%, 6/01/45	1,085	1,023,133
Asset-Backed, Sonoma County, 5.13%, 6/01/38	100	97,861
Asset-Backed, Sonoma County, 5.25%, 6/01/45	105	102,387
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	2,410	2,263,713
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/47	2,530	2,259,568
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	18,415	17,678,952

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1:
5.00%, 6/01/37	$5,680	$5,366,918
5.13%, 6/01/46	10,000	9,474,700

		49,781,912
Transportation — 10.4%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	2,000	2,861,500
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 7/01/32	1,000	1,134,740
City & County of San Francisco California Airports Commission, San Francisco International Airport, ARB:
Series E, 6.00%, 5/01/39	5,150	5,941,607
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	880	884,338
City & County of San Francisco California Airports Commission, San Francisco International Airport, Refunding ARB, AMT, Series A:
2nd, 5.25%, 5/01/33	1,645	1,901,702
5.00%, 5/01/40	4,315	4,833,232
City of Long Beach California Harbor Revenue, RB, Series D, 5.00%, 5/15/39	3,000	3,524,490
City of Los Angeles California Department of Airports, ARB, AMT:
Senior, Series A, 5.00%, 5/15/45	8,000	9,072,240
Series D, 5.00%, 5/15/41	2,770	3,148,354
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	8,600	9,676,634
5.00%, 5/15/40	11,690	13,243,133
City of San Francisco Municipal Transportation Agency, RB, 5.00%, 3/01/44	10,000	11,537,000
City of San Jose California, ARB, AMT, Series A (AMBAC), 5.00%, 3/01/37	10,000	10,371,000

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	$6,660	$7,842,283
6.25%, 3/01/34	2,450	2,942,989
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,197,130
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,766,016
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,020	14,383,585
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,483,018

		111,744,991
Utilities — 17.9%
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 7/01/50	3,000	4,289,280
Build America Bonds, Series D, 6.57%, 7/01/45	1,500	2,117,760
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,270	5,772,969
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,249,200
City of Los Angeles California Wastewater System Revenue, Refunding RB:
Series A, 5.38%, 6/01/39	5,060	5,729,843
Series B, 5.00%, 6/01/34	7,915	9,598,995
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,771,263
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/39	13,000	14,654,120
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,528,438
Contra Costa Water District, Refunding RB, Series D, 3.00%, 10/01/19	10,000	10,779,900

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
County of Los Angeles California, Sanitation Districts Financing Authority, Refunding RB, Series A, Capital Projects, 5.00%, 10/01/34	$6,065	$7,225,113
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (c)	8,015	8,355,637
County of Sacramento California Sanitation Districts Financing Authority, RB:
5.00%, 6/01/16(c)	4,000	4,049,400
(NPFGC), 5.00%, 12/01/36	2,890	2,924,044
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM), 5.00%, 5/01/33	3,970	4,309,475
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,941,059
Eastern Municipal Water District, Refunding RB, Series A:
5.00%, 7/01/42	5,000	5,909,600
5.00%, 7/01/45(b)	6,000	7,074,060
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	5,000	5,540,500
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,948,200
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 6/01/40	2,150	2,710,570
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A (c):
5.25%, 5/15/19	13,000	14,734,330
5.25%, 5/15/19	12,105	13,719,928
5.25%, 5/15/20	4,000	4,703,160
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,785,150
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,292,410

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 5/01/37	$10,000	$11,924,700

		192,639,104
Total Municipal Bonds in California		962,370,705
Puerto Rico — 0.7%
Tobacco — 0.5%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed:
5.63%, 5/15/43	4,765	4,777,103
5.50%, 5/15/39	1,125	1,129,961
		5,907,064
Utilities — 0.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24(e)	170	122,018
6.00%, 7/01/38	1,465	1,021,867
6.00%, 7/01/44	895	618,669
		1,762,554
Total Municipal Bonds in Puerto Rico		7,669,618
Total Long-Term Investments (Cost — $911,782,501) - 90.2%		970,040,323

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (f)(g)	121,977,119	121,977,119
Total Short-Term Securities (Cost — $121,977,119) — 11.3%		121,977,119
Total Investments (Cost — $1,033,759,620*) — 101.5%		1,092,017,442
Liabilities in Excess of Other Assets —(1.5)%		(16,467,162)

Net Assets —100.0%		$1,075,550,280

*	As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,034,283,641

Gross unrealized appreciation	$59,013,736
Gross unrealized depreciation	(1,279,935)

Net unrealized appreciation	$57,733,801

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BIF California Municipal Money Fund	64,056,937	57,920,182	121,977,119	$17

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(574)	5-Year U.S. Treasury Note	June 2016	$69,445,031	$87,972
(866)	10-Year U.S. Treasury Note	June 2016	$113,026,531	79,629
(506)	Long U.S. Treasury Bond	June 2016	$83,252,813	484,567
(103)	Ultra U.S. Treasury Bond	June 2016	$17,835,094	72,706
Total				$724,874

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

6	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$970,040,323	—	$970,040,323
Short-Term Securities	$121,977,119	—	—	121,977,119

Total	$121,977,119	$970,040,323	—	$1,092,017,442

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$724,874	—	—	$724,874

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts was categorized as Level 1 within the disclosure hierarchy.

During the period ended February 29, 2016, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 22, 2016